As filed with the Securities and Exchange Commission on May 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2013
(Unaudited)

Shares		Value
COMMON STOCKS - 65.45%
	ADVERTISING - 1.78%
1,231,090	Arbitron, Inc. (f)	$57,701,188
329,833	Focus Media Holding Ltd. - ADR (e)	8,842,823
262,300	Lamar Advertising Company Class A (a)(e)	12,750,403
		79,294,414
	AUTOMOBILE MANUFACTURERS - 1.64%
2,617,800	General Motors Co. (a)(e)	72,827,196
	BROADCASTING & CABLE TV - 3.46%
1,744,993	Astral Media, Inc. Class A (b)	84,239,264
1,042,000	CBS Corporation - Class B (non-voting) (f)	48,650,980
303,100	Discovery Communications, Inc. Class C (a)(e)	21,077,574
		153,967,818
	CABLE & SATELLITE TV - 4.60%
2,843,758	Comcast Corporation Special Class A (e)	112,669,692
1,886,893	Virgin Media, Inc.	92,401,150
		205,070,842
	CASINOS & GAMING - 1.58%
2,797,138	WMS Industries, Inc. (a)(i)	70,515,849
	COAL & CONSUMABLE FUELS - 0.28%
4,561,835	Uranium One, Inc. (a)(b)	12,573,842
	COMPUTER STORAGE & PERIPHERALS - 0.23%
1,045,096	Intermec, Inc. (a)(e)	10,273,294
	CONSTRUCTION & ENGINEERING - 0.02%
169,586	Impregilo S.p.A. (b)	869,973
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.56%
722,200	Navistar International Corporation (a)(e)	24,966,454
	CONSUMER FINANCE - 0.91%
1,972,700	SLM Corporation	40,400,896
	DISTILLERS & VINTNERS - 1.15%
1,077,900	Constellation Brands, Inc. Class A (a)	51,351,156
	DIVERSIFIED CHEMICALS - 0.90%
2,167,704	Huntsman Corporation (e)	40,297,617
	DIVERSIFIED METALS & MINING - 1.01%
1,342,400	Freeport-McMoRan Copper & Gold, Inc. (e)	44,433,440
310,134	Pilot Gold, Inc. (a)(b)	512,896
		44,946,336
	INDUSTRIAL CONGLOMERATES - 0.08%
116,100	Tyco International Ltd. (b)	3,715,200
	INDUSTRIAL MACHINERY - 0.53%
46,552	Gardner Denver, Inc. (e)	3,496,521
365,700	Ingersoll-Rand plc (b)(e)	20,117,157
		23,613,678
	INTEGRATED OIL & GAS - 5.35%
1,932,700	BP plc - ADR (f)	81,849,845
1,511,400	Hess Corporation (e)	108,231,354
757,600	Murphy Oil Corporation (e)	48,281,848
		238,363,047
	INTEGRATED TELECOMMUNICATION SERVICES - 2.80%
454,200	AT&T, Inc.	16,664,598
1,762,700	CenturyLink, Inc. (f)	61,923,651
934,300	Verizon Communications, Inc.	45,920,845
		124,509,094
	INTERNET RETAIL - 0.16%
92,768	Liberty Ventures (a)	7,011,406
	MANAGED HEALTH CARE - 4.31%
4,079,102	Coventry Health Care, Inc. (e)	191,840,167
	MOVIES & ENTERTAINMENT - 0.06%
87,100	News Corporation Class A	2,658,292
	MULTI-LINE INSURANCE - 3.03%
2,490,400	American International Group, Inc. (a)	96,677,328
3,847,500	Genworth Financial, Inc. (a)(e)	38,475,000
		135,152,328
	MULTI-SECTOR HOLDINGS - 0.00%
19	Leucadia National Corporation	521
	OIL & GAS EXPLORATION & PRODUCTION - 3.60%
482,800	Anadarko Petroleum Corporation	42,220,860
714,600	Berry Petroleum Company (f)	33,078,834
2,379,000	Chesapeake Energy Corporation (f)	48,555,390
2,224,500	McMoRan Exploration Co. (a)(e)	36,370,575
		160,225,659
	OIL & GAS REFINING & MARKETING - 0.72%
704,500	Valero Energy Corporation	32,047,705
	OIL & GAS STORAGE & TRANSPORTATION - 2.01%
832,509	Copano Energy LLC (e)	33,733,265
1,492,400	Williams Companies, Inc.	55,905,304
		89,638,569
	PACKAGED FOODS & MEATS - 5.83%
4,108,200	Dean Foods Company (a)(e)	74,481,666
3,513,600	Dole Food Company, Inc. (a)(e)	38,298,240
2,030,866	H.J. Heinz Company (e)	146,770,686
		259,550,592
	PHARMACEUTICALS - 2.37%
92,900	Abbott Laboratories	3,281,228
92,900	AbbVie, Inc.	3,788,462
812,500	Eli Lilly & Company (e)	46,141,875
500	Merck & Co., Inc.	22,115
1,809,900	Pfizer, Inc.	52,233,714
		105,467,394
	PUBLISHING - 1.43%
1,227,500	McGraw-Hill Companies, Inc. (d)	63,928,200
	REGIONAL BANKS - 1.04%
181,900	BB&T Corporation	5,709,841
333,325	Citizens Republic Bancorp, Inc. (a)	7,516,479
3,305,900	KeyCorp (e)	32,926,764
		46,153,084
	REINSURANCE - 0.18%
248,195	Alterra Capital Holdings Ltd. (b)	7,818,143
	SECURITY & ALARM SERVICES - 1.36%
1,543,100	Corrections Corporation of America	60,288,917
	SEMICONDUCTOR EQUIPMENT - 2.87%
1,328,500	Cymer, Inc. (a)(g)	127,668,850
	SPECIALIZED FINANCE - 2.81%
3,240,060	NYSE Euronext (e)	125,195,918
	SPECIALTY STORES - 0.68%
2,608,300	OfficeMax, Inc.	30,282,363
	THRIFTS & MORTGAGE FINANCE - 1.50%
7,755,660	Hudson City Bancorp, Inc. (e)	67,008,902
	WIRELESS TELECOMMUNICATION SERVICES - 4.61%
230,400	Clearwire Corporation Class A (a)	746,496
12,040,500	MetroPCS Communications, Inc. (a)(e)	131,241,450
11,794,200	Sprint Nextel Corporation (a)	73,241,982
		205,229,928
	TOTAL COMMON STOCKS
	(Cost $2,667,175,882)	2,914,723,644

WARRANTS - 0.00%
142,642	Kinross Gold Corporation (a)(b)	26,679
	TOTAL WARRANTS
	(Cost $540,029)	26,679
Principal Amount
CORPORATE BONDS - 3.16%
	American Airlines, Inc.
$37,695,000	10.500%, 10/15/2012 (j)	44,951,288
17,723,000	7.500%, 3/15/2016 (Acquired 01/25/13 to 03/20/13, Cost $18,216,248) (h)(j)	20,425,757
	Dean Foods Company
1,993,000	9.750%, 12/15/2018	2,316,862
	Elan Corporation plc
16,309,000	6.250%, 10/15/2019 (Acquired 02/28/13 to 03/04/13, Cost $18,773,560) (b)(h)	19,122,302
	McMoRan Exploration Company
13,460,000	11.875%, 11/15/2014	14,267,600
	MetroPCS Wireless, Inc.
10,338,000	6.625%, 11/15/2020	10,841,978
	Sealy Mattress Company
1,270,000	10.875%, 4/15/2016 (Acquired 10/5/12, Cost $1,381,776) (h)	1,344,625
	Virgin Media Finance plc
7,474,000	5.250%, 2/15/2022 (b)	7,632,823
19,766,000	4.875%, 2/15/2022 (b)	20,111,905
	TOTAL CORPORATE BONDS
	(Cost $140,569,850)	141,015,140

PURCHASED PUT OPTIONS - 0.64%
Contracts (100 shares per contract)
	Abbott Laboratories
929	Expiration: May 2013, Exercise Price: $29.00	3,716
	AbbVie, Inc.
929	Expiration: May 2013, Exercise Price: $30.00	2,322
	American International Group, Inc.
5,532	Expiration: April 2013, Exercise Price: $32.00	11,064
2,350	Expiration: May 2013, Exercise Price: $30.00	14,100
17,022	Expiration: May 2013, Exercise Price: $31.00	127,665
	Anadarko Petroleum Corporation
545	Expiration: May 2013, Exercise Price: $62.50	5,450
546	Expiration: May 2013, Exercise Price: $65.00	6,825
2,624	Expiration: May 2013, Exercise Price: $72.50	98,400
1,113	Expiration: August 2013, Exercise Price: $60.00	36,729
	AT&T, Inc.
942	Expiration: April 2013, Exercise Price: $30.00	942
773	Expiration: June 2013, Exercise Price: $31.00	8,503
	BB&T Corporation
909	Expiration: June 2013, Exercise Price: $26.00	12,271
	Berry Petroleum Company
7,146	Expiration: April 2013, Exercise Price: $40.00	17,865
	BP plc - ADR
12,884	Expiration: April 2013, Exercise Price: $38.00	77,304
	CBS Corporation Class B (non-voting)
5,211	Expiration: June 2013, Exercise Price: $35.00	52,110
	CenturyLink, Inc.
17,627	Expiration: July 2013, Exercise Price: $29.00	396,607
	Chesapeake Energy Corporation
23,790	Expiration: April 2013, Exercise Price: $15.00	95,160
	Constellation Brands, Inc. Class A
1,009	Expiration: April 2013, Exercise Price: $35.00	30,270
2,546	Expiration: April 2013, Exercise Price: $37.50	101,840
	Corrections Corporation of America
1,597	Expiration: June 2013, Exercise Price: $28.00	83,843
2,019	Expiration: September 2013, Exercise Price: $28.00	65,618
	Dean Foods Company
24,415	Expiration: June 2013, Exercise Price: $12.00	61,038
16,667	Expiration: June 2013, Exercise Price: $14.00	208,338
	Dole Food Company, Inc.
10,710	Expiration: April 2013, Exercise Price: $9.00	53,550
24,426	Expiration: July 2013, Exercise Price: $8.00	244,260
	Eli Lilly & Company
4,046	Expiration: April 2013, Exercise Price: $44.00	6,069
2,720	Expiration: April 2013, Exercise Price: $49.00	6,800
	Financial Select Sector SPDR Fund
4,643	Expiration: April 2013, Exercise Price: $18.00	88,217
	Freeport-McMoRan Copper & Gold, Inc.
2,467	Expiration: June 2013, Exercise Price: $27.00	51,807
	General Motors Co.
3,321	Expiration: June 2013, Exercise Price: $19.00	23,247
8,927	Expiration: June 2013, Exercise Price: $20.00	98,197
3,678	Expiration: June 2013, Exercise Price: $21.00	40,458
3,095	Expiration: June 2013, Exercise Price: $22.00	46,425
7,157	Expiration: September 2013, Exercise Price: $21.00	236,181
	Genworth Financial, Inc.
38,475	Expiration: June 2013, Exercise Price: $4.00	76,950
	Hess Corporation
1,910	Expiration: May 2013, Exercise Price: $52.50	17,190
13,204	Expiration: May 2013, Exercise Price: $57.50	244,274
	Huntsman Corporation
18,908	Expiration: May 2013, Exercise Price: $12.00	47,270
5,382	Expiration: May 2013, Exercise Price: $13.00	40,365
2,780	Expiration: May 2013, Exercise Price: $15.00	34,750
3,614	Expiration: August 2013, Exercise Price: $14.00	99,385
	Ingersoll-Rand plc
3,657	Expiration: September 2013, Exercise Price: $40.00	146,280
	KeyCorp
33,059	Expiration: June 2013, Exercise Price: $7.00	33,059
	Lamar Advertising Company Class A
1,311	Expiration: July 2013, Exercise Price: $31.00	26,220
	Materials Select Sector SPDR Trust
317	Expiration: June 2013, Exercise Price: $41.00	74,812
	McGraw-Hill Companies, Inc.
1,451	Expiration: April 2013, Exercise Price: $38.00	7,255
2,320	Expiration: May 2013, Exercise Price: $35.00	11,600
4,895	Expiration: May 2013, Exercise Price: $37.50	48,950
	Merck & Co., Inc.
5,738	Expiration: April 2013, Exercise Price: $35.00	2,869
	Murphy Oil Corporation
1,766	Expiration: April 2013, Exercise Price: $45.00	4,415
4,421	Expiration: April 2013, Exercise Price: $50.00	11,052
1,426	Expiration: April 2013, Exercise Price: $55.00	3,565
	Navistar International Corporation
7,422	Expiration: April 2013, Exercise Price: $12.00	18,555
	News Corporation Class A
14,161	Expiration: April 2013, Exercise Price: $20.00	35,402
	OfficeMax, Inc.
19,287	Expiration: May 2013, Exercise Price: $9.00	48,218
6,796	Expiration: May 2013, Exercise Price: $10.00	67,960
	Pfizer, Inc.
604	Expiration: April 2013, Exercise Price: $22.00	604
10,314	Expiration: April 2013, Exercise Price: $24.00	15,471
	SLM Corporation
6,924	Expiration: April 2013, Exercise Price: $12.00	6,924
7,322	Expiration: April 2013, Exercise Price: $15.00	14,644
5,738	Expiration: July 2013, Exercise Price: $13.00	48,773
	SPDR S&P 500 ETF Trust
10,219	Expiration: May 2013, Exercise Price: $155.00	2,135,771
	Sprint Nextel Corporation
27,525	Expiration: August 2013, Exercise Price: $10.00	13,074,375
18,788	Expiration: January 2014, Exercise Price: $10.00	9,300,060
	Tyco International Ltd.
1,161	Expiration: April 2013, Exercise Price: $24.00	1,741
	Valero Energy Corporation
6,144	Expiration: June 2013, Exercise Price: $28.00	27,648
2,059	Expiration: June 2013, Exercise Price: $34.00	44,268
2,039	Expiration: June 2013, Exercise Price: $38.00	126,418
	Verizon Communications, Inc.
1,661	Expiration: July 2013, Exercise Price: $38.00	21,593
	Vivendi SA
5,334	Expiration: May 2013, Exercise Price: EUR 12.00	34,186
	Williams Companies, Inc.
14,924	Expiration: May 2013, Exercise Price: $28.00	59,696
	TOTAL PURCHASED PUT OPTIONS
	(Cost $46,471,133)	28,425,759

Shares
SHORT-TERM INVESTMENTS - 32.99%
	MONEY MARKET FUNDS - 32.99%
259,000,000	BlackRock Liquidity Funds TempFund Portfolio, 0.09% (c)(e)	259,000,000
259,000,000	Fidelity Institutional Government Portfolio, 0.01% (c)(f)	259,000,000
259,000,000	Fidelity Institutional Money Market Portfolio, 0.10% (c)(g)	259,000,000
173,374,976	First American Government Obligations Fund, 0.02% (c)(d)	173,374,976
259,000,000	Goldman Sachs Financial Square Money Market Fund, 0.10% (c)(d)	259,000,000
486,761	Invesco Prime Portfolio Money Market, 0.09% (c)(e)	486,761
259,000,000	The Liquid Asset Portfolio, 0.11% (c)(e)	259,000,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,468,861,737)	1,468,861,737
	TOTAL INVESTMENTS
	(Cost $4,323,618,631) - 102.24%	$4,553,052,959

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2013.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short.
(e)	All or a portion of the shares have been committed as collateral for written option contracts.
(f)	All or a portion of the shares have been committed as collateral for swap contracts.
(g)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2013, these securities represented 0.92% of total net assets.
(i)	Affiliated company.
(j)	Defaulted or other conditions exist and the security is not presently accruing income.

(k)	The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$4,362,925,022
Gross unrealized appreciation	289,573,072
Gross unrealized depreciation	(99,445,135)
Net unrealized appreciation	$190,127,937

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(l)	Investment Valuation - Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”).

Investments in registered investment companies are valued at the reported net asset value (“NAV”). Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price. The securities valued using quoted prices in active markets are classified as Level 1 investments. Securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. Non-exchange listed securities that do not trade on a particular day are valued at the mean of the closing bid and asked prices. These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities, that are not obligations of the U.S. Government or its agencies, the mean of the reported closing bid and ask prices is used. These securities are classified as Level 2 investments. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the ¬ intrinsic value of the option or the mean between the last reported bid and asked prices will be used. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term debt investments are carried at amortized cost, which approximates market value. Money Market Funds are valued at the reported NAV.

The Adviser monitors and reviews the pricing of securities daily and makes determinations of fair value when such procedures call for judgment and analysis. Securities for which there are no market quotations readily available or such quotations are unreliable are valued at fair value as determined in good faith by the Adviser in accordance with procedures adopted by the Board of Trustees and under the supervision of the Board of Trustees. Fair valuation prices are reviewed on a day to day basis by a committee overseen by the Chief Compliance Officer. The factors for fair valuation the Adviser may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; intrinsic value and public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Generally, the fair value of a security is the price that would be received for a security in an orderly transaction between market participants. These securities are generally classified as Level 2 or 3 depending on the priority of significant inputs. At March 31, 2013, fair valued securities in good faith represent 0.00% of net assets using the absolute value of swap contracts.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2013. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013.

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Common Stocks *	$2,914,723,644	$-	$-		$2,914,723,644
Warrants	26,679	-	-		26,679
Corporate Bonds	-	141,015,140	-		141,015,140
Purchased Put Options	28,391,573	34,186	-		28,425,759
Short-Term Investments	1,468,861,737	-	-		1,468,861,737
Forward Currency Exchange Contracts **	-	5,492,873	-		5,492,873

Liabilities
Common Stocks Sold Short	$486,899,239	$-	$-		$486,899,239
Written Option Contracts	215,908,459	1,537,331	-		217,445,790
Swap Contracts **	-	16,464,078	-	***	16,464,078
Forward Currency Exchange Contracts **	-	3,807,098	-		3,807,098

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.
***	Value is less than $0.50.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2012	$420,840
Realized gain	390,743
Change in unrealized depreciation	(420,840)
Net sales	(390,743)
Balance as of March 31, 2013	$- ***

Significant unobservable valuation inputs developed by the Board of Directors for material Level 3 investments as of March 31, 2013, are as follows:

Description	Fair Value at March 31, 2013		Valuation Technique	Unobservable Input	Range
Swap Contracts	$-	***	Projected Final	Discount of Projected
			Distribution(1)	Distribution	0.00 - 0.00

*** Value is less than $0.50.
(1) This Level 3 security has completed its corporate action. The security is being kept open for the potential of an additional distribution, but due to the unpredictability of the distribution, the security is being priced conservatively at zero.

(m)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2013.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities intended to improve financial reporting of derivative instruments.
Fair values of derivative instruments as of March 31, 2013 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Schedule of Investments	$28,425,759	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	217,445,790
Swap Contracts	Schedule of Swap Contracts	-	Schedule of Swap Contracts	16,464,078
Foreign Exchange Contracts:
Forward Foreign Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	5,492,873	Schedule of Forward Currency Exchange Contracts	3,807,098
Total		$33,918,632		$237,716,966

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Serves, LLC.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2013
(Unaudited)

Shares		Value
1,584,789	Aetna, Inc.	$81,014,414
1,528,270	ASML Holding N.V. - ADR	103,937,643
2,843,758	Comcast Corporation Special Class A	119,466,274
303,100	Discovery Communications, Inc. Class A	23,866,094
58,170	Expedia, Inc.	3,490,782
456,655	FirstMerit Corporation	7,548,507
267,124	IntercontinentalExchange, Inc.	43,559,910
90,932	Kinder Morgan Energy Partners, L.P.	8,162,966
288,245	Kinder Morgan Management, LLC	25,322,323
172,554	Liberty Global, Inc. Class A	12,665,463
222,028	Liberty Global, Inc. Series C	15,237,782
320,391	M & T Bank Corporation	33,051,536
10,710	Markel Corporation	5,392,485
79,647	TripAdvisor, Inc.	4,183,060
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $398,180,182)	$486,899,239

ADR -	American Depository Receipt

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2013
(Unaudited)

Contracts (100 Shares per contract)	Value
CALL OPTIONS WRITTEN
	Abbott Laboratories
929	Expiration May 2013, Exercise Price: $34.00	$147,711
	AbbVie, Inc.
929	Expiration May 2013, Exercise Price: $35.00	536,962
	American International Group, Inc.
5,532	Expiration April 2013, Exercise Price: $37.00	1,128,528
2,350	Expiration May 2013, Exercise Price: $35.00	994,050
17,022	Expiration May 2013, Exercise Price: $36.00	5,702,370
	Anadarko Petroleum Corporation
545	Expiration May 2013, Exercise Price: $72.50	831,125
546	Expiration May 2013, Exercise Price: $75.00	727,545
2,624	Expiration May 2013, Exercise Price: $80.00	2,269,760
1,113	Expiration August 2013, Exercise Price: $72.50	1,850,362
	AT&T, Inc.
3,769	Expiration April 2013, Exercise Price: $35.00	646,383
773	Expiration June 2013, Exercise Price: $36.00	88,895
	BB&T Corporation
1,819	Expiration June 2013, Exercise Price: $30.00	331,967
	Berry Petroleum Company
7,146	Expiration April 2013, Exercise Price: $45.00	1,125,495
	BP plc - ADR
7,480	Expiration April 2013, Exercise Price: $43.00	299,200
11,847	Expiration April 2013, Exercise Price: $44.00	201,399
	CBS Corporation Class B (non-voting)
10,421	Expiration June 2013, Exercise Price: $40.00	7,346,805
	CenturyLink, Inc.
17,627	Expiration July 2013, Exercise Price: $34.00	3,349,130
	Chesapeake Energy Corporation
14,570	Expiration April 2013, Exercise Price: $17.00	5,026,650
9,220	Expiration April 2013, Exercise Price: $18.00	2,286,560
	Clearwire Corporation Class A
2,304	Expiration June 2013, Exercise Price: $3.00	69,120
	Constellation Brands, Inc. Class A
9,770	Expiration July 2013, Exercise Price: $45.00	5,324,650
	Corrections Corporation of America
1,739	Expiration June 2013, Exercise Price: $33.00	1,060,790
7,358	Expiration June 2013, Exercise Price: $34.00	3,752,580
1,359	Expiration June 2013, Exercise Price: $35.00	553,113
4,975	Expiration September 2013, Exercise Price: $37.00	1,567,125
	Dean Foods Company
5,512	Expiration June 2013, Exercise Price: $15.00	1,846,520
18,903	Expiration June 2013, Exercise Price: $16.00	4,725,750
16,667	Expiration June 2013, Exercise Price: $17.00	2,916,725
	Dole Food Company, Inc.
6,973	Expiration April 2013, Exercise Price: $10.00	627,570
3,737	Expiration April 2013, Exercise Price: $11.00	74,740
24,426	Expiration July 2013, Exercise Price: $10.00	3,175,380
	Eli Lilly & Company
8,125	Expiration April 2013, Exercise Price: $52.50	3,534,375
	Freeport-McMoRan Copper & Gold, Inc.
10,134	Expiration May 2013, Exercise Price: $31.00	2,503,098
3,290	Expiration June 2013, Exercise Price: $31.00	898,170
	General Motors Co.
7,379	Expiration June 2013, Exercise Price: $25.00	2,398,175
4,869	Expiration June 2013, Exercise Price: $26.00	1,217,250
3,095	Expiration June 2013, Exercise Price: $27.00	569,480
3,678	Expiration June 2013, Exercise Price: $29.00	319,986
7,157	Expiration September 2013, Exercise Price: $27.00	1,850,085
	Genworth Financial, Inc.
38,475	Expiration June 2013, Exercise Price: $8.00	8,445,263
	H.J. Heinz Company
18,674	Expiration June 2013, Exercise Price: $75.00	186,740
1,634	Expiration September 2013, Exercise Price: $75.00	24,510
	Hess Corporation
15,114	Expiration May 2013, Exercise Price: $65.00	11,373,285
	Huntsman Corporation
6	Expiration May 2013, Exercise Price: $14.00	2,754
8,389	Expiration May 2013, Exercise Price: $16.00	2,369,893
5,382	Expiration May 2013, Exercise Price: $17.00	1,076,400
2,780	Expiration May 2013, Exercise Price: $18.00	375,300
3,614	Expiration August 2013, Exercise Price: $18.00	704,730
	Ingersoll-Rand plc
3,657	Expiration September 2013, Exercise Price: $52.50	1,810,215
	IntercontinentalExchange, Inc.
2,576	Expiration June 2013, Exercise Price: $110.00	13,670,832
271	Expiration June 2013, Exercise Price: $120.00	1,167,197
	KeyCorp
33,059	Expiration June 2013, Exercise Price: $9.00	3,520,784
	Lamar Advertising Company Class A
2,623	Expiration July 2013, Exercise Price: $37.00	3,252,520
	Liberty Global, Inc. Class A
1,738	Expiration July 2013, Exercise Price: $55.00	3,197,920
2,826	Expiration July 2013, Exercise Price: $60.00	3,956,400
	M & T Bank Corporation
47	Expiration April 2013, Exercise Price: $85.00	85,352
3,268	Expiration April 2013, Exercise Price: $95.00	2,666,688
	McGraw-Hill Companies, Inc.
1,451	Expiration April 2013, Exercise Price: $43.00	1,317,508
7,343	Expiration May 2013, Exercise Price: $40.00	8,885,030
3,481	Expiration May 2013, Exercise Price: $42.50	3,411,380
	McMoRan Exploration Co.
22,245	Expiration May 2013, Exercise Price: $16.00	1,201,230
	Merck & Co., Inc.
5	Expiration April 2013, Exercise Price: $41.00	1,638
	MetroPCS Communications, Inc.
21,459	Expiration May 2013, Exercise Price: $9.00	4,366,907
81,955	Expiration May 2013, Exercise Price: $10.00	10,244,375
16,991	Expiration August 2013, Exercise Price: $10.00	2,548,650
	Murphy Oil Corporation
1,766	Expiration April 2013, Exercise Price: $55.00	1,541,718
2,161	Expiration April 2013, Exercise Price: $57.50	1,361,430
3,649	Expiration April 2013, Exercise Price: $60.00	1,423,110
	Navistar International Corporation
7,222	Expiration April 2013, Exercise Price: $16.00	13,411,254
	News Corporation Class A
871	Expiration April 2013, Exercise Price: $24.00	570,505
	OfficeMax, Inc.
19,287	Expiration August 2013, Exercise Price: $11.00	2,507,310
6,796	Expiration August 2013, Exercise Price: $12.00	509,700
	Pfizer, Inc.
604	Expiration April 2013, Exercise Price: $26.00	172,744
10,314	Expiration April 2013, Exercise Price: $27.00	1,933,875
7,181	Expiration June 2013, Exercise Price: $27.00	1,472,105
	SLM Corporation
6,667	Expiration April 2013, Exercise Price: $16.00	2,986,816
7,322	Expiration April 2013, Exercise Price: $17.00	2,562,700
5,738	Expiration July 2013, Exercise Price: $18.00	1,546,391
	Sprint Nextel Corporation
17,788	Expiration May 2013, Exercise Price: $5.50	1,271,842
	TNT Express NV
21,305	Expiration April 2013, Exercise Price: EUR 5.60 (a)	546,196
	Tyco International Ltd.
1,161	Expiration April 2013, Exercise Price: $29.00	357,007
	Valero Energy Corporation
2,947	Expiration June 2013, Exercise Price: $32.00	4,030,022
2,059	Expiration June 2013, Exercise Price: $39.00	1,472,185
2,039	Expiration June 2013, Exercise Price: $42.00	999,110
	Verizon Communications, Inc.
5,491	Expiration July 2013, Exercise Price: $42.00	3,926,065
1,164	Expiration July 2013, Exercise Price: $43.00	715,860
2,688	Expiration July 2013, Exercise Price: $45.00	1,115,520
	Vivendi SA
5,334	Expiration May 2013, Exercise Price: EUR 16.00 (a)	485,458
	Williams Companies, Inc.
14,924	Expiration May 2013, Exercise Price: $34.00	5,633,810
	Xstrata plc
2,560	Expiration April 2013, Exercise Price: GBP 11.00 (a)(b)	505,677
		216,797,490
PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
6,505	Expiration May 2013, Exercise Price: $148.00	507,390
	Sprint Nextel Corporation
9,394	Expiration January 2014, Exercise Price: $4.00	140,910
		648,300
	TOTAL OPTIONS WRITTEN
	(Premiums received $148,026,893)	$217,445,790

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
GBP -	British Pound
plc -	Public Limited Company
(a)	Level 2 Security. Please see footnote (1) on the schedule of investments for more information.
(b)	1000 shares per contract.

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
March 31, 2013
(Unaudited)

Settlement Date	Currency to be Delivered		U.S. $ Value at March 31, 2013	Currency to be Received		U.S. $ Value at March 31, 2013	Unrealized Appreciation (Depreciation)
5/8/2013	47,308,505	Australian Dollars	$49,103,109	48,583,311	U.S. Dollars	$48,583,311	$(519,798)
5/8/2013	861,471	U.S. Dollars	861,471	840,009	Australian Dollars	871,874	10,403
6/26/2013	2,627,932	Australian Dollars	2,717,473	2,715,442	U.S. Dollars	2,715,442	(2,031)
7/10/2013	18,764,786	Australian Dollars	19,383,356	19,283,562	U.S. Dollars	19,283,562	(99,794)
4/12/2013	64,516,775	British Pounds	98,021,829	96,312,577	U.S. Dollars	96,312,577	(1,709,252)
4/25/2013	28,160,000	British Pounds	42,781,201	42,489,216	U.S. Dollars	42,489,216	(291,985)
6/12/2013	86,896,140	Canadian Dollars	85,391,541	84,889,914	U.S. Dollars	84,889,914	(501,627)
6/13/2013	15,012,896	Canadian Dollars	14,752,623	14,641,053	U.S. Dollars	14,641,053	(111,570)
6/20/2013	931,002	Canadian Dollars	914,720	911,719	U.S. Dollars	911,719	(3,001)
4/25/2013	8,052,876	Euros	10,324,465	10,577,820	U.S. Dollars	10,577,820	253,355
4/26/2013	35,216,029	Euros	45,150,202	45,842,818	U.S. Dollars	45,842,818	692,616
4/26/2013	30,500,906	U.S. Dollars	30,500,906	23,355,340	Euros	29,943,703	(557,203)
5/22/2013	8,534,400	Euros	10,944,006	10,973,233	U.S. Dollars	10,973,233	29,227
4/15/2013	3,371,307,000	Japanese Yen	35,817,608	40,324,880	U.S. Dollars	40,324,880	4,507,272
4/15/2013	35,820,510	U.S. Dollars	35,820,510	3,371,307,000	Japanese Yen	35,817,608	(2,902)
5/15/2013	2,591,112	Malaysian Ringgit	833,919	825,984	U.S. Dollars	825,984	(7,935)
			$483,318,939			$485,004,714	$1,685,775

*JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2013.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2013
(Unaudited)

Termination Date	Security	Shares	Notional	Unrealized Appreciation (Depreciation)*	Counterparty
LONG SWAP CONTRACTS
7/12/2013	Aegis Group plc	26,881,989	$97,516,028	$(2,289,617)	JPMorgan Chase & Co. Inc.
9/19/2013	Australian Infrastructure Fund	14,431,210	45,982,742	(215,436)	JPMorgan Chase & Co. Inc.
5/1/2013	Charter Hall Office REIT Contingent Consideration (a)	2,032,447	- **	- **	JPMorgan Chase & Co. Inc.
11/20/2013	CNH Global N.V.	790,254	32,558,465	(5,270,773)	Merrill Lynch & Co. Inc.
11/30/2013	GrainCorp Ltd.	1,597,003	19,620,300	(469,537)	JPMorgan Chase & Co. Inc.
8/17/2013	Grupo Modelo, S.A. de C.V.	7,789,943	70,741,251	573,378	JPMorgan Chase & Co. Inc.
10/18/2013	Hillgrove Resources Ltd.	13,139,699	1,317,780	98,929	JPMorgan Chase & Co. Inc.
2/21/2014	Impregilo S.p.A.	1,843,633	9,419,508	(236,972)	JPMorgan Chase & Co. Inc.
3/15/2014	MISC Berhad	488,889	841,882	31,191	JPMorgan Chase & Co. Inc.
5/17/2013	TNT Express NV	2,130,500	15,364,420	(7,784,336)	JPMorgan Chase & Co. Inc.
3/19/2014	Uranium One, Inc.	687,430	1,893,657	41,876	Merrill Lynch & Co. Inc.
3/26/2014	Videndi SA	533,400	10,941,885	(114,638)	JPMorgan Chase & Co. Inc.
2/19/2014	Xstrata plc	43,473	707,945	(58,063)	The Goldman Sachs Group, Inc.
9/7/2013	Xstrata plc	8,529,141	138,894,502	(4,962,604)	JPMorgan Chase & Co. Inc.

SHORT SWAP CONTRACTS
11/20/2013	Fiat Industrial S.p.A	(3,025,546)	(34,201,165)	(1,710,603)	Merrill Lynch & Co. Inc.
2/19/2014	Glencore International plc	(123,598)	(668,239)	54,009	The Goldman Sachs Group, Inc.
4/10/2013	Glencore International plc	(18,208,694)	(98,446,215)	5,849,118	JPMorgan Chase & Co. Inc.
				$(16,464,078)
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
*	Based on the net value of each broker, unrealized appreciation is a receivable and unrealized depreciation is a payable.
**	Value is less than $0.50.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Merger Fund

By (Signature and Title) /s/ Michael T. Shannon
                                                 Michael T. Shannon, Co-President

Date           5/22/2013

By (Signature and Title) /s/ Roy Behren
                                                 Roy Behren, Co-President and Treasurer

Date           5/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date           5/22/2013

By (Signature and Title)* /s/ Roy Behren
                                                   Roy Behren, Co-President and Treasurer

Date           5/22/2013

* Print the name and title of each signing officer under his or her signature.